DoubleLine Shiller Enhanced International CAPE®

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 5.7%
213,125	Global SC Finance SRL, Series 2014-1A-A1	3.19%	^	07/17/2029	212,942
500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68%	^	02/18/2042	509,387
250,000	SBA Tower Trust	3.17%	^	04/11/2022	252,693
42,978	SoFi Consumer Loan Program LLC, Series 2017-2-A	3.28%	^	02/25/2026	43,151
225,909	SoFi Consumer Loan Program LLC, Series 2017-3-A	2.77%	^	05/25/2026	226,739
1,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	1,000,786
218,524	TAL Advantage LLC, Series 2017-1A-A	4.50%	^	04/20/2042	221,821
98,633	Westlake Automobile Receivables Trust, Series 2017-1A-C	2.70%	^	10/17/2022	98,691
1,200,872	Westlake Automobile Receivables Trust, Series 2017-2A-C	2.59%	^	12/15/2022	1,202,241

Total Asset Backed Obligations (Cost $3,746,836)					3,768,451

Collateralized Loan Obligations - 10.9%
500,000	Anchorage Capital Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.27%)	3.27%	^	07/15/2030	500,048
250,000	Benefit Street Partners Ltd., Series 2013-IIIA-A1R (3 Month LIBOR USD + 1.25%)	3.22%	^	07/20/2029	250,315
500,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	3.32%	^	07/13/2029	500,455
500,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	3.31%	^	07/20/2030	500,884
500,000	Gilbert Park Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.19%)	3.19%	^	10/15/2030	499,897
500,000	Highbridge Loan Management, Series 3A-2014-CR (3 Month LIBOR USD + 3.60%)	5.60%	^	07/18/2029	493,503
500,000	Midocean Credit, Series 2017-7A-A1 (3 Month LIBOR USD + 1.32%)	3.32%	^	07/15/2029	500,473
1,000,000	Milos Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.25%)	3.22%	^	10/20/2030	997,745
1,000,000	Newark BSL Ltd., Series 2016-1A-A2 (3 Month LIBOR USD + 2.20%)	4.14%	^	12/21/2029	1,000,647
500,000	Steele Creek Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.26%)	3.15%	^	05/21/2029	499,589
500,000	Venture Ltd., Series 2017-29A-A (3 Month LIBOR USD + 1.28%)	3.19%	^	09/07/2030	499,478
1,000,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	3.14%	^	01/15/2031	994,009

Total Collateralized Loan Obligations (Cost $7,261,590)					7,237,043

Foreign Corporate Bonds - 7.1%
200,000	Alibaba Group Holding Ltd.	3.13%		11/28/2021	204,011
100,000	AstraZeneca PLC	2.38%		11/16/2020	100,332
85,000	Avolon Holdings Funding Ltd.	3.63%	^	05/01/2022	87,197
150,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	158,251
200,000	Banco del Estado de Chile	2.67%		01/08/2021	200,672
100,000	Banco do Brasil S.A. (10 Year CMT Rate + 7.78%)	8.50%	†	10/20/2020	104,270
150,000	Banco Santander	2.50%		12/15/2020	150,135
100,000	Bancolombia S.A.	5.95%		06/03/2021	105,290
100,000	Bangkok Bank PCL	4.80%		10/18/2020	102,003
45,000	Bank of Montreal	2.90%		03/26/2022	45,876
200,000	BBVA Bancomer S.A.	7.25%		04/22/2020	202,490
200,000	CNOOC Finance Ltd.	2.63%		05/05/2020	200,232
100,000	Coca-Cola Femsa S.A.B. de C.V.	4.63%		02/15/2020	100,252
100,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	†	03/30/2020	101,345
200,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	201,884
200,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.85%)	2.76%		05/23/2024	201,190
100,000	Freeport-McMoRan, Inc.	3.55%		03/01/2022	101,428
200,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	208,264
200,000	Hutchison Whampoa International Ltd.	4.63%		01/13/2022	208,874
53,325	Interoceanica Finance Ltd.	0.00%		11/30/2025	49,059
70,000	Macquarie Bank Ltd.	2.10%	^	10/17/2022	70,211
200,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	203,542
65,000	Mitsubishi UFJ Financial Group, Inc.	3.22%		03/07/2022	66,592
200,000	Nacional Financiera S.N.C.	3.38%		11/05/2020	201,470
200,000	Pertamina Persero PT	4.88%		05/03/2022	211,077
100,000	Petrobras Global Finance B.V.	5.38%		01/27/2021	103,342
200,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	200,140
250,000	Reliance Holdings, Inc.	4.50%		10/19/2020	253,879
20,000	Scotiabank Peru S.A.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	20,707
80,000	Southern Copper Corporation	5.38%		04/16/2020	80,698
135,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	135,197
200,000	Tecnoglass, Inc.	8.20%		01/31/2022	216,962
90,000	Toronto-Dominion Bank	3.25%		06/11/2021	91,919

Total Foreign Corporate Bonds (Cost $4,636,714)					4,688,791

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.0%
100,000	Chile Government International Bond	3.88%		08/05/2020	101,025
200,000	Colombia Government International Bond	4.38%		07/12/2021	206,602
133,333	Dominican Republic International Bond	7.50%		05/06/2021	138,668
200,000	Perusahaan Penerbit	3.40%		03/29/2022	204,734

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $648,328)					651,029

Non-Agency Commercial Mortgage Backed Obligations - 10.2%
144,090	AREIT Trust, Series 2018-CRE1-AS (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.99%	^	02/14/2035	144,407
136,000	AREIT Trust, Series 2018-CRE1-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.39%	^	02/14/2035	136,291
251,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	4.79%	^	12/15/2036	251,818
115,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.14%	^	06/15/2035	115,661
177,000	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-D (1 Month LIBOR USD + 2.10%, 0.25% Floor)	3.84%	^	09/15/2035	177,404
6,982,000	BB-UBS Trust, Series 2012-SHOW-XA	0.60%	#^I/O	11/05/2036	196,746
3,844,000	BB-UBS Trust, Series 2012-SHOW-XB	0.14%	#^I/O	11/05/2036	33,593
321,000	BX Trust, Series 2017-FL1-C (1 Month LIBOR USD + 1.95%, 1.95% Floor)	3.69%	^	06/15/2035	320,999
850,000	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	3.79%	^	07/15/2034	850,548
3,545,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.63%	#^I/O	02/15/2033	162,209
2,968,532	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.15%	#I/O	03/10/2047	120,394
268,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E (1 Month LIBOR USD + 2.80%, 2.90% Floor)	4.54%	^	12/15/2036	268,338
255,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.75% Floor)	5.39%	^	12/15/2036	257,428
128,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.89%	^	05/15/2036	128,373
312,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51%	#^	11/10/2047	273,354
6,107,161	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.57%	#I/O	11/10/2049	165,266
190,000	Hunt Ltd., Series 2018-FL2-C (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.09%	^	08/15/2028	190,665
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.76%	#^	01/05/2031	301,796
104,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	109,974
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54%	^	07/05/2033	309,108
88,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.94%	^	11/15/2034	88,165
188,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	11/15/2034	188,343
142,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	6.09%	^	11/15/2034	142,266
15,277,000	Morgan Stanley Capital Trust, Series 2017-ASHF-XCP	0.00%	#^I/O	05/15/2029	15
240,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.34%	^	11/15/2034	240,418
172,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	4.79%	^	10/15/2037	172,618
8,431,248	SLIDE, Series 2018-FUN-XCP	0.98%	#^I/O	12/15/2020	77,658
323,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-C	4.69%	#	10/15/2045	337,372
310,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-D	4.76%	#^	10/15/2045	320,293
6,893,417	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.71%	#I/O	07/15/2058	211,408
5,441,220	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	0.99%	#I/O	12/15/2048	220,439
260,213	Wells Fargo Commercial Mortgage Trust, Series 2018-BXI-E (1 Month LIBOR USD + 2.16%, 2.16% Floor)	3.90%	^	12/15/2036	260,368

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $6,932,025)					6,773,735

Non-Agency Residential Collateralized Mortgage Obligations - 11.2%
572,776	Alternative Loan Trust, Series 2005-64CB-1A10	5.75%		12/25/2035	573,763
494,063	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	3.43%	^§	06/28/2034	493,469
751,108	CIM Trust, Series 2017-8-A1	3.00%	#^	12/25/2065	752,092
271,226	Citigroup Mortgage Loan Trust, Series 2006-AR2-1A2	4.66%	#	03/25/2036	263,939
342,368	COLT Mortgage Loan Trust, Series 2018-1-A1	2.93%	#^	02/25/2048	343,407
400,226	CSMC Trust, Series 2018-RPL7-A1	4.00%	^	08/26/2058	404,453
625,158	CSMC Trust, Series 2018-RPL8-A1	4.13%	#^	07/25/2058	630,673
698,554	CSMC Trust, Series 2019-RPL9-A1	3.32%	#^	10/27/2059	699,154
109,367	Deephaven Residential Mortgage Trust, Series 2017-1A-A1	2.73%	#^	12/26/2046	109,247
109,367	Deephaven Residential Mortgage Trust, Series 2017-1A-A2	2.93%	#^	12/26/2046	109,278
429,151	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20%	^§	05/25/2059	430,600
581,768	Legacy Mortgage Asset Trust, Series 2019-GS6-A1	3.00%	^§	06/25/2059	582,146
425,374	PRPM LLC, Series 2019-3A-A1	3.35%	^§	07/25/2024	426,936
768,085	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	#^	10/26/2048	780,760
229,691	Verus Securitization Trust, Series 2017-1A-A2	3.16%	#^	01/25/2047	230,426
460,100	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	461,682
175,280	VOLT LLC, Series 2018-NPL8-A1A	4.21%	^§	10/26/2048	175,522

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $7,422,996)					7,467,547

US Corporate Bonds - 6.0%
50,000	AbbVie, Inc.	2.30%	^	11/21/2022	50,272
40,000	Air Lease Corporation	2.50%		03/01/2021	40,186
90,000	American Express Company	3.70%		11/05/2021	92,744
95,000	Analog Devices, Inc.	2.95%		01/12/2021	95,800
70,000	Anthem, Inc.	2.50%		11/21/2020	70,322
10,000	Anthem, Inc.	3.30%		01/15/2023	10,347
90,000	AT&T, Inc.	2.80%		02/17/2021	90,815
90,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	2.68%		03/05/2024	90,468
110,000	BAT Capital Corporation	2.76%		08/15/2022	111,602
40,000	BB&T Corporation	2.20%		03/16/2023	40,259
105,000	Bristol-Myers Squibb Company	2.60%	^	05/16/2022	106,734
45,000	Capital One Financial Corporation	2.40%		10/30/2020	45,143
145,000	Cardinal Health, Inc.	2.62%		06/15/2022	146,464
40,000	Caterpillar Financial Services Corporation	1.90%		09/06/2022	40,076
95,000	Cigna Corporation	3.40%		09/17/2021	97,262
95,000	Cintas Corporation	2.90%		04/01/2022	96,901
135,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	2.93%		06/01/2024	136,646
90,000	Comcast Corporation	3.45%		10/01/2021	92,643
95,000	CVS Health Corporation	3.70%		03/09/2023	98,955
185,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	185,367
95,000	Delta Air Lines, Inc.	3.40%		04/19/2021	96,327
45,000	DTE Energy Company	2.25%		11/01/2022	45,002
50,000	DTE Energy Company	2.53%		10/01/2024	50,252
35,000	DuPont de Nemours, Inc.	3.77%		11/15/2020	35,490
95,000	eBay, Inc.	2.75%		01/30/2023	96,370
70,000	General Electric Company	2.70%		10/09/2022	70,954
95,000	Hyundai Capital America	2.85%	^	11/01/2022	96,071
90,000	JP Morgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	92,152
70,000	Marsh & McLennan Companies, Inc. (3 Month LIBOR USD + 1.20%)	3.16%		12/29/2021	70,066
100,000	Microchip Technology, Inc.	3.92%		06/01/2021	102,280
100,000	Mondelez International, Inc.	3.00%		05/07/2020	100,294
140,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	2.88%		07/22/2022	141,353
85,000	NextEra Energy Capital Holdings. Inc.	2.90%		04/01/2022	86,742
97,000	Northrop Grumman Corporation	2.08%		10/15/2020	97,115
50,000	Occidental Petroleum Corporation	2.70%		08/15/2022	50,527
95,000	Omnicom Capital, Inc.	3.63%		05/01/2022	98,399
75,000	PayPal Holdings, Inc.	2.20%		09/26/2022	75,436
95,000	Penske Truck Leasing Company	2.70%	^	11/01/2024	95,699
65,000	Prudential Financial, Inc.	3.50%		05/15/2024	69,158
90,000	PSEG Power LLC	3.85%		06/01/2023	94,455
45,000	Republic Services, Inc.	2.50%		08/15/2024	45,524
20,000	Reynolds American, Inc.	4.00%		06/12/2022	20,815
65,000	Schlumberger Holdings Corporation	3.75%	^	05/01/2024	68,489
70,000	Simon Property Group LP	2.00%		09/13/2024	69,647
95,000	Union Pacific Corporation	3.20%		06/08/2021	96,823
90,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	3.01%		05/15/2025	92,133
90,000	Waste Management, Inc.	2.95%		06/15/2024	92,990
85,000	Welltower, Inc.	3.63%		03/15/2024	89,295

Total US Corporate Bonds (Cost $3,916,057)					3,978,864

US Government and Agency Mortgage Backed Obligations - 7.8%
1,626,173	Federal Home Loan Mortgage Corporation, Series 3312-FJ (1 Month LIBOR USD + 0.22%, 0.22% Floor, 7.00% Cap)	1.96%		07/15/2036	1,616,954
2,040,757	Federal Home Loan Mortgage Corporation, Series 3747-FA (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.24%		10/15/2040	2,039,040
240,332	Federal National Mortgage Association, Pool BM4513 (12 Month LIBOR USD + 1.67%, 1.67 Floor, 7.72% Cap)	2.72%		05/01/2044	244,943
1,265,095	Federal National Mortgage Association, Series 2013-74-YA	3.00%		05/25/2042	1,291,257

Total US Government and Agency Mortgage Backed Obligations (Cost $5,140,819)					5,192,194

US Government and Agency Obligations - 11.2%
1,440,000	United States Treasury Notes	2.25%		03/31/2020	1,442,060
550,000	United States Treasury Notes	2.75%		09/15/2021	560,541
560,000	United States Treasury Notes	1.50%		10/31/2021	559,168
1,900,000	United States Treasury Notes	1.63%		04/30/2023	1,899,057
2,710,000	United States Treasury Notes	2.25%		12/31/2023	2,769,987
220,000	United States Treasury Notes	1.75%		06/30/2024	220,533

Total US Government and Agency Obligations (Cost $7,390,682)					7,451,346

Affiliated Mutual Funds - 4.1%
281,035	DoubleLine Floating Rate Fund (Class I)				2,695,123

Total Affiliated Mutual Funds (Cost $2,782,244)					2,695,123

Short Term Investments - 15.4%
2,206,863	First American Government Obligations Fund - Class U	1.53%	♦		2,206,863
2,206,863	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.51%	♦		2,206,863
2,206,863	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.51%	♦		2,206,863
1,120,000	United States Treasury Bills	0.00%		01/30/2020	1,118,737
1,350,000	United States Treasury Bills	0.00%		04/30/2020	1,343,211
1,120,000	United States Treasury Bills	0.00%		02/06/2020	1,118,383

Total Short Term Investments (Cost $10,199,964)					10,200,920

Total Investments - 90.6% (Cost $60,078,255)					60,105,043
Other Assets in Excess of Liabilities - 9.4%					6,222,712

NET ASSETS - 100.0%					$66,327,755

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2019.

†	Perpetual Maturity

I/O	Interest only security

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2019.

♦	Seven-day yield as of December 31, 2019

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	15.4%
Non-Agency Residential Collateralized Mortgage Obligations	11.2%
US Government and Agency Obligations	11.2%
Collateralized Loan Obligations	10.9%
Non-Agency Commercial Mortgage Backed Obligations	10.2%
US Government and Agency Mortgage Backed Obligations	7.8%
Foreign Corporate Bonds	7.1%
US Corporate Bonds	6.0%
Asset Backed Obligations	5.7%
Affiliated Mutual Funds	4.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.0%
Other Assets and Liabilities	9.4%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Short Term Investments	15.4%
Non-Agency Residential Collateralized Mortgage Obligations	11.2%
US Government and Agency Obligations	11.2%
Collateralized Loan Obligations	10.9%
Non-Agency Commercial Mortgage Backed Obligations	10.2%
US Government and Agency Mortgage Backed Obligations	7.8%
Asset Backed Obligations	5.7%
Banking	4.4%
Affiliated Mutual Funds	4.1%
Energy	1.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.0%
Technology	0.7%
Healthcare	0.6%
Media	0.6%
Pharmaceuticals	0.4%
Telecommunications	0.4%
Automotive	0.4%
Utilities	0.4%
Transportation	0.4%
Building and Development (including Steel/Metals)	0.3%
Conglomerates	0.3%
Aerospace & Defense	0.3%
Mining	0.3%
Real Estate	0.2%
Insurance	0.2%
Environmental Control	0.2%
Beverage and Tobacco	0.2%
Finance	0.2%
Food Products	0.2%
Industrial Equipment	0.2%
Containers and Glass Products	0.2%
Commercial Services	0.1%
Diversified Manufacturing	0.1%
Construction	0.1%
Chemicals/Plastics	0.1%
Other Assets and Liabilities	9.4%

100.0%

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	06/30/2020	20,000,000	EUR	$2,790,870
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	02/28/2020	4,500,000	EUR	953,702
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	09/30/2020	10,500,000	EUR	722,700
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	07/31/2020	5,000,000	EUR	478,770
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	01/29/2021	11,500,000	EUR	165,151
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	08/28/2020	1,700,000	EUR	125,834
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	10/30/2020	500,000	EUR	22,884
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	02/28/2020	400,000	EUR	4,007

								$5,263,918

Ħ

Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2019, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

FORWARD CURRENCY EXCHANGE CONTRACTS

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
06/19/2020	Goldman Sachs	51,903,787	USD	$51,903,787	46,100,000	EUR	$52,268,700	$364,913
06/19/2020	JP Morgan Securities LLC	7,088,126	USD	7,088,126	6,300,000	EUR	7,143,011	54,885
06/19/2020	Barclays	1,915,953	USD	1,915,953	1,700,000	EUR	1,927,479	11,526

				$60,907,866			$61,339,190	$431,324

EUR	Euro

USD	US Dollar

A summary of the DoubleLine Shiller Enhanced International CAPE®’s investments in affiliated mutual funds for the period ended December 31, 2019 is as follows:

Fund	Value at March 31, 2019	Gross Purchases	Gross Sales	Shares Held at December 31, 2019	Value at December 31, 2019	Change in Unrealized for the Period Ended December 31, 2019	Dividend Income Earned in the Period Ended December 31, 2019	Net Realized Gain (Loss) in the Period Ended December 31, 2019
DoubleLine Floating Rate Fund (Class I)	$5,908,672	$-	$(3,200,000)	281,035	$2,695,123	$65,954	$147,677	$(79,503)

	$5,908,672	$-	$(3,200,000)	281,035	$2,695,123	$65,954	$147,677	$(79,503)

Notes to Schedule of Investments December 31, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, Doubleline Emerging Markets Local Currency Bond Fund and Doubleline Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and Doubleline Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in Income-producing securities	9/32019	9/3/2019	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of December 31, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,189,354,017	$384,634,197	$16,543,475	$12,419,958	$235,584,630	$6,950,221

Affiliated Mutual Funds	79,639,488	1,483,273,873	—	9,076,580	49,450,000	—

Exchange Traded Funds and Common Stocks	—	1,286,237	1,720,586	3,210,755	672,646	—

Total Level 1	1,268,993,505	1,869,194,307	18,264,061	24,707,293	285,707,276	6,950,221

Level 2

US Government and Agency Mortgage Backed Obligations	24,882,550,619	2,313,443,961	—	5,564,007	544,422,045	—

Non-Agency Residential Collateralized Mortgage Obligations	14,522,308,240	1,060,796,857	—	11,274,972	1,394,508,544	—

Non-Agency Commercial Mortgage Backed Obligations	4,012,025,333	803,584,697	—	—	1,297,157,791	—

US Government and Agency Obligations	4,163,160,760	2,424,459,076	—	—	411,031,657	—

Collateralized Loan Obligations	2,524,681,978	342,490,859	—	—	1,054,136,235	—

Asset Backed Obligations	2,049,878,065	327,459,078	—	—	589,770,423	—

Other Short Term Investments	1,498,513,416	65,332,405	—	5,458,950	197,466,884	—

US Corporate Bonds	—	1,619,431,904	—	—	438,961,292	19,912,187

Foreign Corporate Bonds	—	1,531,264,726	1,128,881,651	—	1,196,067,170	711,959

Bank Loans	—	322,886,047	—	—	202,727,632	239,506,204

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	108,959,187	68,913,184	—	99,174,854	—

Municipal Bonds	—	10,787,161	—	—	—	—

Total Level 2	53,653,118,411	10,930,895,958	1,197,794,835	22,297,929	7,425,424,527	260,130,350

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	303,692,065	40,498,689	—	936,253	—	—

Collateralized Loan Obligations	1,484,264	—	—	268,888	—	—

Asset Backed Obligations	—	5,645,472	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,618,495	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	305,176,329	49,813,658	82,503	1,205,141	—	—

Total	$55,227,288,245	$12,849,903,923	$1,216,141,399	$48,210,363	$7,711,131,803	$267,080,571

Other Financial Instruments

Level 1

Futures Contracts	$(19,856,182)	$—	$—	$104,501	$—	$—

Total Level 1	—	—	—	104,501	—	—

Level 2

Excess Return Swaps	—	—	—	843,394	—	—

Interest Rate Swaps	—	—	—	45,988	—	—

Total Level 2	—	—	—	889,382	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$993,883	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$491,140,377	$73,616,933	$5,559,765	$920,493	$7,122,324	$29,923,768

Affiliated Mutual Funds	300,249,400	108,421,722	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	—	—	—	—

US Government and Agency Obligations	—	—	—	—	—	—

Exchange Traded Funds and Common Stocks	—	97,187	159,999	—	—	—

Total Level 1	791,389,777	182,135,842	5,719,764	920,493	7,122,324	29,923,768

Level 2

Non-Agency Commercial Mortgage Backed Obligations	1,063,507,765	157,808,958	—	—	—	—

US Government and Agency Obligations	964,566,790	92,148,540	—	21,375,905	—	248,967,094

Non-Agency Residential Collateralized Mortgage Obligations	960,563,604	295,411,292	—	—	—	—

Collateralized Loan Obligations	900,094,520	221,163,684	—	—	—	—

US Government and Agency Mortgage Backed Obligations	704,916,525	11,271,491	—	62,598,068	—	—

Foreign Corporate Bonds	682,611,334	240,894,951	188,106,808	—	—	—

Asset Backed Obligations	497,933,431	61,598,525	—	—	—	—

Other Short Term Investments	462,152,016	—	—	2,482,880	358,386,251	—

US Corporate Bonds	410,297,185	109,055,351	—	—	—	—

Bank Loans	329,735,792	74,212,295	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	52,368,058	9,142,811	29,615,849	—	—	977,402,545

Total Level 2	7,028,747,020	1,272,707,898	217,722,657	86,456,853	358,386,251	1,226,369,639

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,364,229	497,931	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	23,726,749	—	—	—	—

Collateralized Loan Obligations	—	212,038	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,365,727	24,438,218	4,494	—	—	—

Total	$7,822,502,524	$1,479,281,958	$223,446,915	$87,377,346	$365,508,575	$1,256,293,407

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(650,235)	$—	$—

Total Level 1	—	—	—	(650,235)	—	—

Level 2

Excess Return Swaps	799,914,815	—	—	—	16,289,493	—

Total Level 2	799,914,815	—	—	—	16,289,493	—

Level 3	—	—	—	—	—	—

Total	$799,914,815	$—	$—	$(650,235)	$16,289,493	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$11,144,972	$4,630,979	$6,620,589	$5,010,966	$88,254	$2,822,615

Affiliated Mutual Funds	—	—	2,695,123	—	—	—

Total Level 1	11,144,972	4,630,979	9,315,712	5,010,966	88,254	2,822,615

Level 2

Asset Backed Obligations	253,192,200	—	3,768,451	9,699,059	—	13,991,545

US Corporate Bonds	170,939,073	100,404,206	3,978,864	8,715,495	—	—

Foreign Corporate Bonds	97,825,872	59,373,285	4,688,791	10,346,126	478,368	—

Commercial Paper	—	158,178,788	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	17,744,229	5,192,194	11,155,423	—	—

Collateralized Loan Obligations	—	—	7,237,043	16,523,787	—	10,898,010

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,467,547	15,478,517	—	27,088,269

Non-Agency Commercial Mortgage Backed Obligations	—	—	6,773,735	18,705,487	—	30,499,685

US Government and Agency Obligations	—	—	7,451,346	16,305,862	—	5,234,386

Other Short Term Investments	—	—	3,580,331	7,858,787	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	651,029	1,186,143	9,269,433	—

Bank Loans	—	—	—	5,922,936	—	—

Total Level 2	521,957,145	335,700,508	50,789,331	121,897,622	9,747,801	87,711,895

Level 3

Foreign Corporate Bonds	10,358,078	—	—	—	—	—

Asset Backed Obligations	2,924,147	—	—	—	—	—

Total Level 3	13,282,225	—	—	—	—	—

Total	$546,384,342	$340,331,487	$60,105,043	$126,908,588	$9,836,055	$90,534,510

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	5,263,918	17,868,920	—	—

Forward Currency Exchange Contracts	—	—	431,324	—	—	—

Total Level 2	—	—	5,695,242	17,868,920	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$5,695,242	$17,868,920	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund (Consolidated)	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$1,042,150	$-	$(99,597)	$(6,300)	$-	$-	$-	$-	$936,253	$(99,597)
Collateralized Loan Obligations	-	-	-	-	-	-	268,888	-	268,888	-

Total	$1,042,150	$-	$(99,597)	$(6,300)	$-	$-	$268,888	$-	$1,205,141	$(99,597)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund (Consolidated)	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$936,253	Market Comparables	Market Quotes	$102.89 ($102.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$268,888	Market Comparables	Market Quotes	$26.89 ($26.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$26,354	$(1,353,690)	$331,998	$258,259	$(156,065)	$-	$(7,310,798)	$23,726,749	$(1,279,146)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(4,344)	-	-	-	-	-	497,931	(4,344)
Collateralized Loan Obligations	-	-	-	-	-	-	212,038	-	212,038	-
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$26,354	$(1,553,534)	$331,998	$455,259	$(156,065)	$212,038	$(7,310,798)	$24,438,218	$(1,283,490)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$23,726,749	Market Comparables	Market Quotes	$93.95 - $102.89 ($99.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$497,931	Market Comparables	Yields	42.15% (42.15%)	Increase in yields would have resulted in the decrease in the fair value of the security
Collateralized Loan Obligations	$212,038	Enterprise Value	Market Quotes	$4.28 ($4.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$(1,280)	$261,580	$(2,083)	$-	$(188,139)	$-	$-	$10,358,078	$268,267
Asset Backed Obligations	4,987,050	10,364	(663)	-	-	(2,072,604)	-	-	2,924,147	5,555

Total	$15,275,050	$9,084	$260,917	$(2,083)	$-	$(2,260,743)	$-	$-	$13,282,225	$273,822

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2019*	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,358,078	Market Comparables	Market Quotes	$107.00 ($107.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$2,924,147	Market Comparables	Market Quotes	$99.99 ($99.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.